Securities - Amortized Cost and Fair Value of Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Amortized Cost, Due in one year or less	$ 9,171
Amortized Cost, Due from one to five years	28,862
Amortized Cost, Due from five to ten years	31,047
Amortized Cost, Due after ten years	60,503
Amortized Cost, Mortgage-backed securities in government sponsored entities	62,756
Amortized Cost, Equity securities in financial institutions	481
Amortized Cost	192,820	$ 190,863
Fair value, Due in one year or less	9,172
Fair value, Due from one to five years	29,002
Fair value, Due from five to ten years	32,692
Fair value, Due after ten years	61,578
Fair value, Mortgage-backed securities in government sponsored entities	62,642
Fair value, Equity securities in financial institutions	778
Fair value, Total securities available for sale	$ 195,864	$ 196,249